Document and Entity Information	Oct. 26, 2021
Document And Entity Information [Line Items]
Entity Address, Country	FR
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001613780
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	DBV Technologies S.A.
Entity Incorporation State Country Code	I0
Entity File Number	001-36697
Entity Address, Address Line One	177-181 avenue Pierre Brossolette
Entity Address, Postal Zip Code	92120
Entity Address, City or Town	Montrouge
City Area Code	33
Local Phone Number	1 55 42 78 78
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Ordinary shares, nominal value €0.10 per share
American Depositary Shares [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	American Depositary Shares, each representing one- half of one ordinary share, nominal value €0.10 per share
Trading Symbol	DBVT